Note 14 - Stock Compensation Plans - Status of Shares Under the RRP and Stock Incentive Plan (Details) - The RRP and Stock Incentive Plan [Member] - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unvested, number of shares (in shares)	10,061	20,524
Unvested, weighted average grant date fair value (in dollars per share)	$ 8.10	$ 8.10
Granted, number of shares (in shares)	48,608
Granted, weighted average grant date fair value (in dollars per share)	$ 13.30
Vested, number of shares (in shares)	(9,661)	(10,263)
Vested, weighted average grant date fair value (in dollars per share)	$ 8.10	$ 8.10
Forfeited, number of shares (in shares)	(400)	(200)
Forfeited, weighted average grant date fair value (in dollars per share)	$ 8.10	$ 8.10
Unvested, number of shares (in shares)	48,608	10,061
Unvested, weighted average grant date fair value (in dollars per share)	$ 13.30	$ 8.10